UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (78.7%)
		Consumer Discretionary (14.8%)
4,579,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$3,594,515
990,000		Boyd Gaming Corp. 7.125%, 02/01/16	796,950
1,980,000		Brinker International, Inc. 5.750%, 06/01/14	1,831,518
3,961,000		Cooper Tire & Rubber Company∧ 8.000%, 12/15/19	3,347,045
14,209,000		DIRECTV Financing Company, Inc.µ 8.375%, 03/15/13	14,581,986
6,238,000		DISH Network Corp.µ 7.125%, 02/01/16	6,082,050
11,882,000		Expedia, Inc. ~ 7.460%, 08/15/18	11,882,000
6,708,000		GameStop Corp.µ 8.000%, 10/01/12	6,842,160
		General Motors Corp.**
6,436,000		7.200%, 01/15/11	965,400
4,753,000		7.125%, 07/15/13	701,068
4,951,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	4,134,085
7,179,000		Hanesbrands, Inc.µ‡ 4.593%, 12/15/14	6,102,150
9,208,000		Hasbro, Inc.µ 6.600%, 07/15/28	7,988,732
1,852,000		Interpublic Group of Companies, Inc.µ* 10.000%, 07/15/17	1,944,600
		J.C. Penney Company, Inc.µ
1,485,000		7.650%, 08/15/16	1,492,425
826,000		9.000%, 08/01/12	868,122
2,951,000		Jarden Corp.∧ 7.500%, 05/01/17	2,847,715
3,178,000		Kellwood Company 7.625%, 10/15/17	1,056,685
3,465,000		Liberty Media Corp.µ 8.250%, 02/01/30	2,512,125
3,886,000		Mandalay Resort Group 7.625%, 07/15/13	2,292,740
941,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	952,762
		Royal Caribbean Cruises, Ltd.µ
11,783,000		7.500%, 10/15/27	8,189,185
990,000		7.000%, 06/15/13	891,000
		Service Corp. Internationalµ
8,416,000		7.500%, 04/01/27	6,838,000
2,970,000		7.625%, 10/01/18	2,858,625
1,485,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	1,202,850
8,515,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	8,174,400
1,980,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	2,397,931

			113,368,824

		Consumer Staples (7.6%)
5,446,000		Chattem, Inc.µ 7.000%, 03/01/14	5,350,695
5,198,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	4,925,105
		Constellation Brands, Inc.
4,792,000		7.250%, 09/01/16µ	4,720,120
990,000		7.250%, 05/15/17	972,675
5,599,000		Del Monte Foods Companyµ 8.625%, 12/15/12	5,738,975
4,456,000		NBTY, Inc.µ 7.125%, 10/01/15	4,300,040
		Pilgrim’s Pride Corp.**
7,872,000		8.375%, 05/01/17	6,573,120
2,525,000		7.625%, 05/01/15	2,341,937
		Reynolds American, Inc.
6,436,000		7.300%, 07/15/15µ	6,577,940
3,961,000		7.625%, 06/01/16µ	4,119,139
3,961,000		7.250%, 06/15/37 ~	3,695,237
		Smithfield Foods, Inc.
9,901,000		7.750%, 07/01/17	7,475,255
1,980,000		7.750%, 05/15/13	1,692,900

			58,483,138

		Energy (14.4%)
1,485,000		Arch Coal, Inc.* 8.750%, 08/01/16	1,507,275
7,426,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	7,240,350
1,485,000		Bill Barrett Corp. 9.875%, 07/15/16	1,555,538
4,258,000		Bristow Group, Inc.µ 7.500%, 09/15/17	4,002,520
		Chesapeake Energy Corp.
3,961,000		9.500%, 02/15/15µ	4,223,416
3,198,000		6.875%, 11/15/20 ~	2,846,220
2,475,000		Complete Production Services, Inc. ~ 8.000%, 12/15/16	2,128,500
7,474,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	7,287,150
2,970,000		Frontier Oil Corp.µ 8.500%, 09/15/16	3,051,675
4,633,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,355,020
9,901,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	9,158,425
3,688,000		Hornbeck Offshore Services, Inc.µ 6.125%, 12/01/14	3,448,280
		Mariner Energy, Inc.µ
3,465,000		11.750%, 06/30/16	3,638,250
2,896,000		8.000%, 05/15/17	2,534,000

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

6,832,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	$6,746,600
4,456,000		Pride International, Inc.µ 8.500%, 06/15/19	4,790,200
		Range Resources Corp.
2,307,000		8.000%, 05/15/19µ	2,358,907
990,000		7.500%, 10/01/17	987,525
7,525,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	7,148,750
2,970,000		Swift Energy Companyµ 7.625%, 07/15/11	2,925,450
17,327,000		Valero Energy Corp.µ 7.500%, 06/15/15	17,791,624
3,535,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	3,570,350
6,881,000		Williams Companies, Inc. ~ 7.750%, 06/15/31	7,002,656

			110,298,681

		Financials (8.0%)
		Ford Motor Credit Company, LLC
7,921,000		8.625%, 11/01/10	7,794,605
6,188,000		9.875%, 08/10/11	6,134,121
10,892,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	10,619,700
		Leucadia National Corp.µ
7,238,000		8.125%, 09/15/15	7,002,765
5,941,000		7.000%, 08/15/13	5,718,212
6,931,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	4,955,665
941,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	891,598
		Senior Housing Properties Trustµ
4,951,000		8.625%, 01/15/12	4,951,000
3,498,000		7.875%, 04/15/15	3,253,140
12,872,000		SLM Corp.µ 8.450%, 06/15/18	10,312,390

			61,633,196

		Health Care (0.5%)
		Bio-Rad Laboratories, Inc.
1,980,000		8.000%, 09/15/16*	2,029,500
1,980,000		7.500%, 08/15/13µ	2,019,600

			4,049,100

		Industrials (7.8%)
3,961,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	3,951,097
		Belden, Inc.
3,961,000		9.250%, 06/15/19*	3,961,000
2,371,000		7.000%, 03/15/17µ	2,098,335
990,000		Cummins, Inc. ~ 7.125%, 03/01/28	794,173
1,891,000		Deluxe Corp. ~ 7.375%, 06/01/15	1,635,715
13,862,000		Esterline Technologies Corp. 7.750%, 06/15/13	13,654,070
3,465,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	3,161,813
1,852,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,564,940
5,842,000		Interline Brands, Inc.µ 8.125%, 06/15/14	5,856,605
1,980,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,208,267
3,168,000		Kansas City Southernµ 13.000%, 12/15/13	3,564,000
		Terex Corp.
6,931,000		8.000%, 11/15/17	5,770,057
1,876,000		7.375%, 01/15/14	1,796,270
3,218,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	2,912,290
1,980,000		Wesco Distribution, Inc. 7.500%, 10/15/17	1,593,900
3,961,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	3,901,585

			59,424,117

		Information Technology (11.3%)
		Amkor Technology, Inc.µ
10,198,000		9.250%, 06/01/16	10,452,950
2,970,000		7.750%, 05/15/13	2,895,750
		Anixter International, Inc.
4,951,000		5.950%, 03/01/15µ	4,356,880
990,000		10.000%, 03/15/14	1,029,600
2,713,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	2,608,818
8,416,000		Celestica, Inc.µ 7.625%, 07/01/13	8,542,240
1,399,000		Flextronics International, Ltd. ~ 6.500%, 05/15/13	1,350,035
5,891,000		Freescale Semiconductor, Inc.∧ 8.875%, 12/15/14	3,976,425
		Jabil Circuit, Inc.
5,446,000		8.250%, 03/15/18µ	5,364,310
990,000		7.750%, 07/15/16≠	977,625
5,941,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	6,030,115
2,901,000		Lexmark International, Inc.µ 6.650%, 06/01/18	2,668,964
1,980,000		Motorola, Inc.µ 8.000%, 11/01/11	2,091,038
1,612,000		NXP, BV 7.875%, 10/15/14	1,128,400
3,465,000		Seagate Technologyµ 6.800%, 10/01/16	3,274,425
8,812,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	9,032,300

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

20,298,000		Xerox Corp.µ 7.625%, 06/15/13	$21,145,644

			86,925,519

		Materials (9.0%)
2,079,000		Airgas, Inc.* 7.125%, 10/01/18	2,084,197
1,238,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,358,679
1,980,000		Anglo American, PLCµ* 9.375%, 04/08/14	2,219,725
861,000		Ashland, Inc.* 9.125%, 06/01/17	910,508
2,365,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,537,250
3,347,000		Greif, Inc.* 7.750%, 08/01/19	3,338,632
		Ineos Group Holdings, PLC*
5,941,000	EUR	7.875%, 02/15/16	3,895,144
990,000		8.500%, 02/15/16	410,850
3,416,000		Mosaic Companyµ* 7.625%, 12/01/16	3,641,541
		Nalco Holding Company
3,532,000		8.250%, 05/15/17µ*	3,690,940
2,475,000	EUR	9.000%, 11/15/13	3,615,806
8,911,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	6,282,255
2,475,000		P.H. Glatfelter Company 7.125%, 05/01/16	2,314,125
6,931,000		Sealed Air Corp.µ* 6.875%, 07/15/33	6,148,331
4,376,000		Silgan Holdings, Inc.µ* 7.250%, 08/15/16	4,397,880
2,762,000		Steel Dynamics, Inc.µ* 7.750%, 04/15/16	2,748,190
9,406,000		Terra Industries, Inc.µ 7.000%, 02/01/17	8,841,640
1,980,000		Texas Industries, Inc. 7.250%, 07/15/13	1,831,500
		Union Carbide Corp.µ
4,802,000		7.875%, 04/01/23	3,684,839
3,218,000		7.500%, 06/01/25	2,397,072
3,664,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,389,200

			68,738,304

		Telecommunication Services (4.6%)
5,980,000		CenturyTel, Inc.µ 6.875%, 01/15/28	5,065,275
8,119,000		Frontier Communications Corp.µ 9.000%, 08/15/31	7,510,075
6,931,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	7,069,620
6,931,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,371,525
6,931,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	6,255,228
4,456,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	4,077,240

			35,348,963

		Utilities (0.7%)
6,931,000		Energy Future Holdings Corp. 10.250%, 11/01/15	5,475,490

		TOTAL CORPORATE BONDS (Cost $657,514,474)	603,745,332

CONVERTIBLE BONDS (25.0%)
		Consumer Discretionary (2.3%)
		Interpublic Group of Companies, Inc.
5,000,000		4.750%, 03/15/23µ	4,518,750
1,000,000		4.250%, 03/15/23	908,750
13,000,000		Liberty Media Corp. (Time Warner, Inc., Time Warner Cable)µΔ 3.125%, 03/30/23	11,423,750
2,320,000		Liberty Media Corp. (Viacom, CBS Corp. - Series B)µΔ 3.250%, 03/15/31	974,400

			17,825,650

		Energy (1.8%)
2,022,000		Bristow Group, Inc. 3.000%, 06/15/38	1,647,930
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	6,998,750
800,000		Petrobank Energy and Resources, Ltd.* 5.125%, 07/10/15	850,000
2,100,000		Petroplus Holdings, AG 3.375%, 03/26/13	1,877,527
3,000,000		St. Mary Land & Exploration Companyµ 3.500%, 04/01/27	2,658,750

			14,032,957

		Financials (0.7%)
		Health Care REIT, Inc.µ
4,270,000		4.750%, 07/15/27	4,403,438
1,000,000		4.750%, 12/01/26	1,046,250

			5,449,688

		Health Care (5.3%)
11,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	10,479,375
20,000,000		Life Technologies Corp.µ 3.250%, 06/15/25	22,500,000
7,000,000		Millipore Corp.µ 3.750%, 06/01/26	7,201,250

			40,180,625

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (3.3%)
6,000,000		Energy Conversion Devices, Inc.µ 3.000%, 06/15/13	$3,930,000
13,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	13,601,250
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	7,783,750

			25,315,000

		Information Technology (10.1%)
1,620,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	1,131,975
5,000,000		Blackboard, Inc.µ 3.250%, 07/01/27	4,818,750
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	6,352,500
9,000,000		Informatica Corp.µ 3.000%, 03/15/26	9,978,750
41,000,000		Intel Corp.µ 2.950%, 12/15/35	35,977,500
21,000,000		Linear Technology Corp.µ 3.000%, 05/01/27	19,320,000

			77,579,475

		Materials (1.5%)
2,000,000		Anglo American, PLC 4.000%, 05/07/14	2,826,000
7,590,000		Newmont Mining Corp.µ 3.000%, 02/15/12	8,813,887

			11,639,887

		TOTAL CONVERTIBLE BONDS (Cost $214,054,057)	192,023,282

SYNTHETIC CONVERTIBLE SECURITIES (0.9%)
Corporate Bonds (0.8%)
		Consumer Discretionary (0.1%)
46,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	36,110
10,000		Boyd Gaming Corp. 7.125%, 02/01/16	8,050
20,000		Brinker International, Inc. 5.750%, 06/01/14	18,500
39,000		Cooper Tire & Rubber Company∧ 8.000%, 12/15/19	32,955
141,000		DIRECTV Financing Company, Inc.µ 8.375%, 03/15/13	144,701
62,000		DISH Network Corp.µ 7.125%, 02/01/16	60,450
118,000		Expedia, Inc. ~ 7.460%, 08/15/18	118,000
67,000		GameStop Corp.µ 8.000%, 10/01/12	68,340
		General Motors Corp.**
64,000		7.200%, 01/15/11	9,600
47,000		7.125%, 07/15/13	6,933
49,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	40,915
71,000		Hanesbrands, Inc.µ‡ 4.593%, 12/15/14	60,350
92,000		Hasbro, Inc.µ 6.600%, 07/15/28	79,818
18,000		Interpublic Group of Companies, Inc.µ* 10.000%, 07/15/17	18,900
		J.C. Penney Company, Inc.µ
15,000		7.650%, 08/15/16	15,075
8,000		9.000%, 08/01/12	8,408
29,000		Jarden Corp.∧ 7.500%, 05/01/17	27,985
32,000		Kellwood Company 7.625%, 10/15/17	10,640
35,000		Liberty Media Corp.µ 8.250%, 02/01/30	25,375
39,000		Mandalay Resort Group 7.625%, 07/15/13	23,010
9,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	9,112
		Royal Caribbean Cruises, Ltd.µ
117,000		7.500%, 10/15/27	81,315
10,000		7.000%, 06/15/13	9,000
		Service Corp. Internationalµ
84,000		7.500%, 04/01/27	68,250
30,000		7.625%, 10/01/18	28,875
15,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	12,150
85,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	81,600
20,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	24,222

			1,128,639

		Consumer Staples (0.1%)
54,000		Chattem, Inc.µ 7.000%, 03/01/14	53,055
52,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	49,270
		Constellation Brands, Inc.
48,000		7.250%, 09/01/16µ	47,280
10,000		7.250%, 05/15/17	9,825
56,000		Del Monte Foods Companyµ 8.625%, 12/15/12	57,400
44,000		NBTY, Inc.µ 7.125%, 10/01/15	42,460
		Pilgrim’s Pride Corp.**
78,000		8.375%, 05/01/17	65,130
25,000		7.625%, 05/01/15	23,188
		Reynolds American, Inc.
64,000		7.300%, 07/15/15µ	65,411
39,000		7.625%, 06/01/16µ	40,557
39,000		7.250%, 06/15/37 ~	36,383

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Smithfield Foods, Inc.
99,000		7.750%, 07/01/17	$74,745
20,000		7.750%, 05/15/13	17,100

			581,804

		Energy (0.1%)
15,000		Arch Coal, Inc.* 8.750%, 08/01/16	15,225
74,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	72,150
15,000		Bill Barrett Corp. 9.875%, 07/15/16	15,713
42,000		Bristow Group, Inc.µ 7.500%, 09/15/17	39,480
		Chesapeake Energy Corp.
39,000		9.500%, 02/15/15µ	41,584
32,000		6.875%, 11/15/20 ~	28,480
25,000		Complete Production Services, Inc. ~ 8.000%, 12/15/16	21,500
74,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	72,150
30,000		Frontier Oil Corp.µ 8.500%, 09/15/16	30,825
46,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	43,240
99,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	91,575
37,000		Hornbeck Offshore Services, Inc.µ 6.125%, 12/01/14	34,595
		Mariner Energy, Inc.µ
35,000		11.750%, 06/30/16	36,750
29,000		8.000%, 05/15/17	25,375
68,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	67,150
44,000		Pride International, Inc.µ 8.500%, 06/15/19	47,300
		Range Resources Corp.
23,000		8.000%, 05/15/19µ	23,517
10,000		7.500%, 10/01/17	9,975
75,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	71,250
30,000		Swift Energy Companyµ 7.625%, 07/15/11	29,550
173,000		Valero Energy Corp.µ 7.500%, 06/15/15	177,639
35,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	35,350
69,000		Williams Companies, Inc. ~ 7.750%, 06/15/31	70,220

			1,100,593

		Financials (0.1%)
		Ford Motor Credit Company, LLC
79,000		8.625%, 11/01/10	77,739
62,000		9.875%, 08/10/11	61,460
108,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	105,300
		Leucadia National Corp.µ
72,000		8.125%, 09/15/15	69,660
59,000		7.000%, 08/15/13	56,787
69,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	49,335
9,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	8,528
		Senior Housing Properties Trustµ
49,000		8.625%, 01/15/12	49,000
35,000		7.875%, 04/15/15	32,550
128,000		SLM Corp.µ 8.450%, 06/15/18	102,547

			612,906

		Health Care (0.0%)
		Bio-Rad Laboratories, Inc.
20,000		8.000%, 09/15/16*	20,500
20,000		7.500%, 08/15/13µ	20,400

			40,900

		Industrials (0.1%)
39,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	38,902
		Belden, Inc.
39,000		9.250%, 06/15/19*	39,000
24,000		7.000%, 03/15/17µ	21,240
10,000		Cummins, Inc. ~ 7.125%, 03/01/28	8,022
19,000		Deluxe Corp. ~ 7.375%, 06/01/15	16,435
138,000		Esterline Technologies Corp. 7.750%, 06/15/13	135,930
35,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	31,938
18,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	15,210
58,000		Interline Brands, Inc.µ 8.125%, 06/15/14	58,145
20,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	32,407
32,000		Kansas City Southernµ 13.000%, 12/15/13	36,000
		Terex Corp.
69,000		8.000%, 11/15/17	57,442
19,000		7.375%, 01/15/14	18,193
32,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	28,960
20,000		Wesco Distribution, Inc. 7.500%, 10/15/17	16,100
39,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	38,415

			592,339

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Information Technology (0.1%)
		Amkor Technology, Inc.µ
102,000		9.250%, 06/01/16	$104,550
30,000		7.750%, 05/15/13	29,250
		Anixter International, Inc.
49,000		5.950%, 03/01/15µ	43,120
10,000		10.000%, 03/15/14	10,400
27,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	25,963
84,000		Celestica, Inc.µ 7.625%, 07/01/13	85,260
14,000		Flextronics International, Ltd. ~ 6.500%, 05/15/13	13,510
59,000		Freescale Semiconductor, Inc.∧ 8.875%, 12/15/14	39,825
		Jabil Circuit, Inc.
54,000		8.250%, 03/15/18µ	53,190
10,000		7.750%, 07/15/16≠	9,875
59,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	59,885
29,000		Lexmark International, Inc.µ 6.650%, 06/01/18	26,680
20,000		Motorola, Inc.µ 8.000%, 11/01/11	21,122
16,000		NXP, BV 7.875%, 10/15/14	11,200
35,000		Seagate Technologyµ 6.800%, 10/01/16	33,075
88,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	90,200
202,000		Xerox Corp.µ 7.625%, 06/15/13	210,436

			867,541

		Materials (0.1%)
21,000		Airgas, Inc.* 7.125%, 10/01/18	21,052
12,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	13,170
20,000		Anglo American, PLCµ* 9.375%, 04/08/14	22,421
9,000		Ashland, Inc.* 9.125%, 06/01/17	9,518
24,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	15,600
33,000		Greif, Inc.* 7.750%, 08/01/19	32,917
		Ineos Group Holdings, PLC*
59,000	EUR	7.875%, 02/15/16	38,683
10,000		8.500%, 02/15/16	4,150
34,000		Mosaic Companyµ* 7.625%, 12/01/16	36,245
		Nalco Holding Company
35,000		8.250%, 05/15/17µ*	36,575
25,000	EUR	9.000%, 11/15/13	36,523
89,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	62,745
25,000		P.H. Glatfelter Company 7.125%, 05/01/16	23,375
69,000		Sealed Air Corp.µ* 6.875%, 07/15/33	61,208
44,000		Silgan Holdings, Inc.µ* 7.250%, 08/15/16	44,220
28,000		Steel Dynamics, Inc.µ* 7.750%, 04/15/16	27,860
94,000		Terra Industries, Inc.µ 7.000%, 02/01/17	88,360
20,000		Texas Industries, Inc. 7.250%, 07/15/13	18,500
		Union Carbide Corp.µ
48,000		7.875%, 04/01/23	36,833
32,000		7.500%, 06/01/25	23,837
36,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	33,300

			687,092

		Telecommunication Services (0.1%)
60,000		CenturyTel, Inc.µ 6.875%, 01/15/28	50,822
81,000		Frontier Communications Corp.µ 9.000%, 08/15/31	74,925
69,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	70,380
69,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	53,475
69,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	62,273
44,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	40,260

			352,135

		Utilities (0.0%)
69,000		Energy Future Holdings Corp. 10.250%, 11/01/15	54,510

		TOTAL CORPORATE BONDS	6,018,459

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.1%)#
		Consumer Discretionary (0.0%)
		Nike, Inc. - Series B
670		Call, 01/16/10, Strike $60.00	211,050
550		Call, 01/16/10, Strike $70.00	44,000

			255,050

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Consumer Staples (0.0%)
1,350		Sysco Corp. Call, 01/16/10, Strike $30.00	$13,500
1,050		Walgreen Company Call, 01/16/10, Strike $32.50	152,250

			165,750

		Health Care (0.0%)
690		Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	110,400

		Information Technology (0.1%)
80		Apple, Inc. Call, 01/16/10, Strike $170.00	100,600
		QUALCOMM, Inc.
630		Call, 01/16/10, Strike $45.00	299,250
525		Call, 01/16/10, Strike $50.00	129,937

			529,787

		TOTAL PURCHASED OPTIONS	1,060,987

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $11,393,065)	7,079,446

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT SECURITY (0.1%)
1,000,000		United States Treasury Note 3.375%, 09/15/09 (Cost $1,003,874)	1,003,946

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (19.3%)
		Consumer Discretionary (0.8%)
8,500		Stanley Worksµ‡ 5.125%	6,132,750

		Consumer Staples (3.7%)
410,000		Archer Daniels Midland Companyµ 6.250%	16,174,500
17,500		Bunge, Ltd.µ 5.125%	11,965,625

			28,140,125

		Financials (3.6%)
185,000		Affiliated Managers Group, Inc.µ 5.150%	5,180,000
175,000		American International Group, Inc.µ 8.500%	1,400,000
19,500		Bank of America Corp.µ 7.250%	16,380,000
35,000		Reinsurance Group of America, Inc. ~ 5.750%	1,934,450
3,500		Wells Fargo & Companyµ 7.500%	2,939,860

			27,834,310

		Health Care (5.7%)
5,000		Mylan, Inc.µ 6.500%	4,410,000
170,000		Schering-Plough Corp.µ 6.000%	39,650,800

			44,060,800

		Materials (5.5%)
242,500		Freeport-McMoRan Copper & Gold, Inc.µ 6.750%	22,368,200
1,750	CHF	Givaudan, SA 5.375%	10,920,622
210,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)µΔ 5.500%	8,681,400

			41,970,222

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $195,001,566)	148,138,207

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (4.3%)*
		Energy (3.7%)
130,000		Barclays Capital, Inc. (Noble Corp.) 12.000% 01/29/10	4,708,600
73,600		BNP Paribas (Devon Energy Corp.) 12.000% 06/17/10	4,510,208
117,200		BNP Paribas (ENSCO International, Inc.) 12.000% 01/29/10	4,598,928
73,000		Credit Suisse Group (Noble Energy, Inc.) 12.000% 06/18/10	4,630,390
163,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000% 02/16/10	5,059,520
202,000		Goldman Sachs Group, Inc. (Halliburton Company) 12.000% 12/23/09	4,551,060

			28,058,706

		Health Care (0.6%)
135,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000% 05/27/10	4,691,250

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $33,349,113)	32,749,956

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (4.1%)
	Financials (3.3%)
5,099,991	Citigroup, Inc.µ	$16,166,972
282,712	MetLife, Inc.	9,598,072

		25,765,044

	Industrials (0.8%)
224,388	Avery Dennison Corp.µ	5,997,891

	TOTAL COMMON STOCKS (Cost $40,734,570)	31,762,935

SHORT-TERM INVESTMENT (1.9%)
14,162,609	Fidelity Prime Money Market Fund - Institutional Class (Cost $14,162,609)	14,162,609

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.2%)
215,438	Bank of New York Institutional Cash Reserve Series Bπ	34,470
17,163,000	Goldman Sachs Financial Square Prime Obligations Fund	17,163,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $17,378,438)	17,197,470

TOTAL INVESTMENTS (136.5%) (Cost $1,184,591,766)		1,047,863,183

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)		(17,378,438)

LIABILITIES, LESS OTHER ASSETS (-34.2%)		(262,767,840)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$767,716,905

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.9%)#
	Financials (-0.9%)
2,000	MetLife, Inc. Call, 09/19/09, Strike $25.00	(1,840,000)
	SPDR Trust Series 1
2,000	Call, 09/19/09, Strike $95.00	(1,135,000)
1,750	Call, 09/19/09, Strike $94.00	(1,115,625)
1,200	Call, 12/19/09, Strike $98.00	(753,000)
1,200	Call, 12/19/09, Strike $96.00	(891,000)
750	Call, 12/19/09, Strike $101.00	(354,375)
600	Call, 12/19/09, Strike $97.00	(409,500)
375	Call, 09/19/09, Strike $90.00	(360,000)
375	Call, 09/19/09, Strike $89.00	(392,813)

	TOTAL WRITTEN OPTIONS (Premium $4,149,066)	(7,251,313)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total value of $738,705,996.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $48,791,142 or 6.4% of net assets.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $36,079,287.
**	Security is in default. Pilgrim’s Pride Corp. filed for bankruptcy protection on December 1, 2008.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount (USD)	(Depreciation)

BNP Paribas SA	1.865% quarterly	3 month LIBOR	4/14/2012	$75,000,000	$28,356

BNP Paribas SA	2.430% quarterly	3 month LIBOR	4/14/2014	115,000,000	1,678,512

					$1,706,868

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2009.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$1,202,423,178

Gross unrealized appreciation	14,626,539
Gross unrealized depreciation	(169,186,534)

Net unrealized appreciation (depreciation)	$(154,559,995)

NOTE 3 – BORROWINGS

On May 13, 2008, the Fund entered into a Revolving Credit and Security Agreement with conduit lenders and a bank that allowed it to borrow up to an initial limit of $413.4 million. Borrowings under the Revolving Credit and Security Agreement were secured by assets of the Fund. Interest was charged at a rate above the conduits’ commercial paper issuance rate and was payable monthly. Under the Revolving Credit and Security Agreement, the Fund also paid a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit.

On April 30, 2009, the Fund entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of $400,000,000. The Agreement with BNP Paribas Prime Brokerage replaced the existing Revolving Credit and Security Agreement and an initial draw-down of $190,000,000 under the Agreement was utilized to pay off outstanding indebtedness under the Revolving Credit and Security Agreement in their entirety.

Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one-time Arrangement fee of .25% of the total borrowing limit. For the period ended July 31, 2009, the average borrowings under the Agreement and the average interest rate were $195,794,872 and 1.75% respectively. As of July 31, 2009, the amount of such outstanding borrowings is $270,000,000. The interest rate applicable to the borrowings on July 31, 2009 was 1.43%.

BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. In such instance, the Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 4 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

NOTE 5 – SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its right thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Fund lends securities. At July 31, 2009, the Fund held securities valued at $17,119,438 on loan to broker-dealers and banks and held $17,378,438 in cash or cash equivalent collateral.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Fund for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of BNY Institutional Cash Reserve Fund LBHI debt. The Fund’s holdings of the Series B shares are disclosed on the Schedule of Investments.

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 8 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 9 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$31,762,935	$—
Convertible Preferred Stocks	113,939,210	—
Synthetic Convertible Securities (Purchased Options)	1,060,987	—
U.S. Government and Agency Securities	1,003,946	—
Written Options	—	(7,251,313)
Short Term Investments	31,325,609	—
Level 2 – Other significant observable inputs
Common Stocks	0	—
Convertible Bonds	192,023,282	—
Corporate Bonds	603,745,332	—
Convertible Preferred Stocks	34,198,997	—
Synthetic Convertible Securities (Corporate Bonds)	6,018,459	—
Structured Equity-Linked Securities	32,749,956	—
Short Term Investments	34,470	—
Interest Rate Swaps	—	1,706,868

Total	$1,047,863,183	$(5,544,445)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009